Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance	$ 488	$ 3,047	$ 10,958
Initial recognition of financial liability			2,134
Conversion to equity or financial liability			(4,778)
Repayment of convertible debentures			(680)
Payment of contingent consideration		(915)	(1,600)
Recognition of day 1 loss within profit or loss	328	328	329
Changes in fair value recognized within profit or loss	(790)	(1,972)	(3,316)
Balance	26	488	3,047
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance	488	1,448	1,637
Initial recognition of financial liability			1,450
Conversion to equity or financial liability
Repayment of convertible debentures
Payment of contingent consideration
Recognition of day 1 loss within profit or loss	328	328	329
Changes in fair value recognized within profit or loss	(790)	(1,288)	(1,968)
Balance	$ 26	488	1,448
Contingent consideration [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance		1,599	2,170
Initial recognition of financial liability			684
Conversion to equity or financial liability
Repayment of convertible debentures
Payment of contingent consideration		(915)	(1,600)
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss		(684)	345
Balance			1,599
Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurements based on unobservable data [Line Items]
Balance			7,151
Initial recognition of financial liability
Conversion to equity or financial liability			(4,778)
Repayment of convertible debentures			(680)
Payment of contingent consideration
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss			(1,693)
Balance